Related parties	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Related parties	Related parties
Transactions with the Norwegian state
The Norwegian state is the majority shareholder of
Equinor and also holds major investments in other
Norwegian companies. As of 31 December 2024, the
Norwegian state had an ownership interest in Equinor
of 67.0% (excluding Folketrygdfondet, the Norwegian
national insurance fund, of 4.0%). This ownership
structure means that Equinor participates in
transactions with many parties that are under a
common ownership structure and therefore meet the
definition of a related party.
Equinor markets and sells the Norwegian state's
share of oil and gas production from the Norwegian
continental shelf (NCS). The Norwegian state's
participation in petroleum activities is organised
through the Norwegian State’s Direct Financial
Interests (SDFI).
For accounting policies and accounting judgement
related to transactions with the SDFI, see note 7 Total
revenues and other income. Total purchases of crude
oil, natural gas liquids (NGL), and liquified natural gas
(LNG) from the Norwegian state amounted to
USD 10.2 billion, USD 10.1 billion and USD 12.6 billion in
2024, 2023 and 2022, respectively. Payables to
equity accounted companies and other related
parties specified in note 24 Trade and other payables
are mostly related to these purchases, and is included
in the below table within Trade and other payables.
In addition, Equinor sells in its own name, but for the
SDFI’s account and risk, the SDFI’s share of natural
gas volumes.
Transactions with the Norwegian state related to
Equinor’s share buy-back programme are presented
in note 20 Shareholders’ equity, capital distribution
and earnings per share.
Other transactions
In its ordinary business operations, Equinor enters into
contracts such as pipeline transport, gas storage and
processing of petroleum products, with companies in
which Equinor has ownership interests.
Gassled and certain other infrastructure assets are
operated by Gassco AS, which is an entity under
common control by the Norwegian Ministry of Energy.
Gassco’s activities are performed on behalf of and
for the risk and reward of pipeline and terminal
owners, and capacity payments flow through Gassco
to the respective owners. Equinor payments that
flowed through Gassco in this respect amounted to
USD 0.9 billion in 2024, USD 1.0 billion and
USD 1.2 billion in 2023 and 2022 respectively. The
stated amounts represent Equinor’s capacity
payment net of Equinor’s own ownership interests in
Gassco operated infrastructure. In addition, Equinor
manages, in its own name, but for the Norwegian
state’s account and risk, the Norwegian state’s share
of the Gassco costs. These transactions are
presented net.
Equinor has had transactions with other associated
companies and joint ventures in the course of its
ordinary business, for which amounts have not been
disclosed due to materiality. In addition, Equinor has
had transactions with joint operations and similar
arrangements where Equinor is operator. Indirect
operating expenses incurred as operator are
charged to the joint operation or similar arrangement
based on the “no-gain/no-loss” principle.
Related party transactions with management are
presented in note 8 Salaries and personnel expenses.
Related party transactions due to Equinor’s share
buy-back programme are presented in note 20
Shareholders’ equity, capital distribution and earnings
per share. Outstanding balances to related parties
split on SDFI and other related parties are presented
in the below table. All related party transactions are
carried out on market terms.

At 31 December 2024	Norwegian State's Direct Financial Interests	Equity accounted companies and other related parties	Third parties	Total amount
(in USD million)

Assets
Non-current prepayments and financial receivables	—	294	1,085	1,379
Trade and other receivables	229	106	13,255	13,590
Current prepayments and financial receivables		5	3,862	3,867

Liabilities
Non-current provisions and other liabilities	274	—	12,652	12,927
Trade and other payables	1,547	46	9,517	11,110
Current provisions and other liabilities			2,384	2,384
Current finance debt	257	—	6,966	7,223
Following the disaggregation of Trade and other receivables, see note 16 and 18 for details, a new line item Current prepayments and financial receivables has been added to the tables above. Similarly, the disaggregation of Trade, other payables and provisions, see note 23 and 24 for details, a new line item Current provisions and other liabilities has been added to the tables above.

At 31 December 2023	Norwegian State's Direct Financial Interests	Equity accounted companies and other related parties	Third parties	Total amount
(in USD million)

Assets
Non-current prepayments and financial receivables	—	103	1,188	1,291
Trade and other receivables	1,007	49	12,148	13,204
Current prepayments and financial receivables			3,729	3,729

Liabilities
Non-current provisions and other liabilities	850	—	14,455	15,304
Trade and other payables	1,195	47	8,315	9,556
Current provisions and other liabilities			2,314	2,314
Current finance debt	893	—	5,102	5,996